Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Plans
STOCK-BASED COMPENSATION PLANS

Stock Options

The Corporation is authorized to grant officers and certain key employees of Fortis and its subsidiaries options to purchase common shares of the Corporation. As at December 31, 2016, the Corporation had the following stock option plans: the 2012 Plan and the 2006 Plan. The 2012 Plan was approved at the May 4, 2012 Annual General Meeting and will ultimately replace the 2006 Plan. The 2006 Plan will cease to exist when all outstanding options are exercised or expire in or before 2018. The former 2002 plan expired in February 2016. The Corporation has ceased the granting of options under the 2006 Plan and all new options granted after 2011 are being made under the 2012 Plan.

Options granted under the 2006 Plan are exercisable for a period not to exceed seven years from the date of grant, expire no later than three years after the termination, death or retirement of the optionee and vest evenly over a four-year period on each anniversary of the date of grant.

Options granted under the 2012 Plan are exercisable for a period not to exceed ten years from the date of grant, expire no later than three years after the termination, death or retirement of the optionee and vest evenly over a four-year period on each anniversary of the date of grant.

The following options were granted in 2016 and 2015. The fair values of the options were estimated at the date of grant using the Black-Scholes fair value option-pricing model and the following assumptions:

	2016	2015
Options granted (#)	788,188	667,244
Exercise price ($) (1)	37.30	39.25
Grant date fair value ($)	2.41	2.46
Assumptions:
Dividend yield (%) (2)	3.9	3.6
Expected volatility (%) (3)	16.4	14.6
Risk-free interest rate (%) (4)	0.7	0.9
Weighted average expected life (years) (5)	5.5	5.5

(1)	Five-day VWAP immediately preceding the date of grant

(2)	Based on average annual dividend yield up to the date of grant and the weighted average expected life of the options

(3)	Based on historical experience over a period equal to the weighted average expected life of the options

(4)	Government of Canada benchmark bond yield in effect at the date of grant that covers the weighted average expected life of the options

(5)	Based on historical experience
22. STOCK-BASED COMPENSATION PLANS (cont’d)

Stock Options (cont’d)

The Corporation records compensation expense upon the issuance of stock options granted under its 2002, 2006 and 2012 Plans. Using the fair value method, each grant is treated as a single award, the fair value of which is amortized to compensation expense evenly over the four-year vesting period of the options.

The following table summarizes information related to stock options for 2016.

	Total Options		Non-vested Options (1)
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Grant Date Fair Value
Options outstanding, January 1, 2016	4,416,454	$32.12	1,936,532	$3.30
Granted	788,188	$37.30	788,188	$2.41
Exercised	(1,041,450)	$26.74	n/a	n/a
Vested	n/a	n/a	(906,702)	$3.57
Cancelled/Forfeited	(3,000)	$31.68	(3,000)	$3.66
Options outstanding, December 31, 2016	4,160,192	$34.45	1,815,018	$2.78
Options vested, December 31, 2016 (2)	2,345,174	$33.14

(1)
As at December 31, 2016, there was $5 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.

(2)	As at December 31, 2016, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $20 million.

The following table summarizes additional 2016 and 2015 stock option information.

(in millions)	2016	2015
Stock option expense recognized	$2	$3
Stock options exercised:
Cash received for exercise price	28	24
Intrinsic value realized by employees	15	10
Fair value of options that vested	3	3

Directors’ DSU Plan

Under the Corporation’s Directors’ DSU Plan, directors who are not officers of the Corporation are eligible for grants of DSUs representing the equity portion of directors’ annual compensation. In addition, directors can elect to receive credit for their quarterly cash retainer in a notional account of DSUs in lieu of cash. The Corporation may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled.

Each DSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is entitled to accrue notional common share dividends equivalent to those declared by the Corporation’s Board of Directors. The DSUs are fully vested at the date of grant.

22. STOCK-BASED COMPENSATION PLANS (cont’d)

Directors’ DSU Plan (cont’d)

Number of DSUs	2016	2015
DSUs outstanding, beginning of year	167,762	176,124
Granted	30,165	28,737
Granted - notional dividends reinvested	6,994	7,037
DSUs paid out	(5,510)	(44,136)
DSUs outstanding, end of year	199,411	167,762

For 2016 expense of $2 million (2015 - $1 million) was recognized in earnings with respect to the DSU Plan.

In 2016, 5,510 DSUs were paid out to a deceased director at a price of $40.05 per DSU for a total of less than $1 million.

As at December 31, 2016, the liability related to outstanding DSUs has been recorded at the VWAP of the Corporation’s common shares for the last five trading days of 2016 of $41.46, for a total of $8 million (December 31, 2015 - $6 million), and is included in long-term other liabilities (Note 16).

PSU Plans

The Corporation’s PSU Plans represent a component of long-term compensation awarded to senior management of the Corporation and its subsidiaries. As at December 31, 2016, the Corporation had the following PSU plans: the 2013 PSU Plan, the 2015 PSU Plan, and certain subsidiaries of the Corporation have also adopted similar share unit plans that are modelled after the Corporation’s plans. Each PSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is entitled to accrue notional common share dividends equivalent to those declared by the Corporation’s Board of Directors.

The PSUs are subject to a three-year vesting and performance period, at which time a cash payment may be made, as determined by the Human Resources Committee of the Board of Directors. Awards are calculated by multiplying the number of units outstanding at the end of the performance period by the VWAP of the Corporation’s common shares for five trading days prior to the maturity of the grant and by a payout percentage that may range from 0% to 150%.

The payout percentage for the PSU Plans is based on the Corporation’s performance over the three-year period, mainly determined by: (i) the Corporation’s total shareholder return as compared to a pre‑defined peer group of companies; and (ii) the Corporation’s cumulative compound annual growth rate in earnings per common share, or for certain subsidiaries the Company’s cumulative net income, as compared to the target established at the time of the grant. As at December 31, 2016, the estimated payout percentages for the grants under the 2013 and 2016 PSU Plans range from 88% to 113%.

22. STOCK-BASED COMPENSATION PLANS (cont’d)

PSU Plans (cont’d)

The following table summarizes information related to the PSUs for 2016 and 2015.

Number of PSUs	2016	2015
PSUs outstanding, beginning of year	694,386	481,700
Granted	351,737	276,381
Granted - notional dividends reinvested	34,439	25,687
PSUs paid out (1)	(148,168)	(83,637)
PSUs cancelled/ forfeited	(443)	(5,745)
PSUs outstanding, end of year	931,951	694,386

(1)	Includes 2,432 PSUs paid to senior management on retirement in accordance with the PSU plan

In 2016, 145,736 PSUs were paid out to senior management of the Corporation and its subsidiaries at $37.72 per PSU, for a total of approximately $5 million. The payout was made in respect of the PSUs granted in 2013 at a payout percentage of 96% based on the Corporation’s performance over the three‑year period, as determined by the Human Resources Committee of the Board of Directors.

For 2016 expense of approximately $16 million (2015 - $12 million) was recognized in earnings with respect to the PSU Plans and there was $9 million of unrecognized compensation expense related to PSUs not yet vested, which is expected to be recognized over a weighted average period of approximately two years.

As at December 31, 2016, the aggregate intrinsic value of the outstanding PSUs was $39 million, with a weighted average contractual life of approximately one year. The liability related to outstanding PSUs has been recorded at the VWAP of the Corporation’s common shares for the last five trading days of 2016 of $41.46, for a total of $30 million (December 31, 2015 ‑ $19 million), and is included in accounts payable and other current liabilities and long-term other liabilities (Notes 13 and 16).

RSU Plans

The Corporation’s 2015 RSU Plan represents a component of long-term compensation awarded to senior management of the Corporation and its subsidiaries. Each RSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is subject to a three-year vesting period, at which time a cash payment may be made. Each RSU is entitled to accrue notional common share dividends equivalent to those declared by the Corporation’s Board of Directors.

Number of RSUs	2016	2015
RSUs outstanding, beginning of year	58,740	—
Granted	70,393	59,462
Granted - notional dividends reinvested	4,709	2,150
RSUs paid out (1)	(10,201)	—
RSUs cancelled/ forfeited	(29)	(2,872)
RSUs outstanding, end of year	123,612	58,740

(1)	Reflects RSUs paid to senior management on retirement in accordance with the RSU plan

22. STOCK-BASED COMPENSATION PLANS (cont’d)

RSU Plans (cont’d)

For 2016 expense of approximately $2 million (2015 - $1 million) was recognized in earnings with respect to the RSU Plan and there was approximately $2 million of unrecognized compensation expense related to RSUs not yet vested, which is expected to be recognized over a weighted average period of approximately two years.

As at December 31, 2016, the aggregate intrinsic value of the outstanding RSUs was $5 million, with a weighted average contractual life of approximately two years. The liability related to outstanding RSUs was recorded at the VWAP of the Corporation’s common shares for the last five trading days of 2016 of $41.46, for a total of $3 million (December 31, 2015 - $1 million), and is included in long-term other liabilities (Note 16).